Intangible Assets and Goodwill Goodwill (Details) - USD ($)	Aug. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	480,000
Business Acquisition, Share Price	$ 3.25
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 1,560,000
Business acquisition shares hold back	96,000
Business acquisition shares hold back period	6 months
Goodwill		$ 1,385,000	$ 1,385,000